Century Capital Management
100 Federal Street, 29th Floor
Boston, MA 02110

VIA EDGAR

July 12, 2017

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-0213

Re:	Century Capital Management Trust (“Registrant”)
(File Nos. 333-86067 and 811-09561)
Century Small Cap Select Fund

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a July 6, 2017 supplement to the Prospectus dated February 28, 2017, for Investor Shares and Institutional Shares of the Century Small Cap Select Fund (the “Fund”) (Accession Number: 0001398344-17-008301). The purpose of this filing is to submit the 497(e) filing dated July 6, 2017 in XBRL for the Fund.

If you have any questions regarding this filing, please contact Megan Hadley Koehler, with the Registrant’s service provider, ALPS Fund Services, Inc., at (720) 917-0585 or via email at megan.koehler@alpsinc.com.

Sincerely,

/s/ Julie A. Smith
Julie A. Smith

Enclosures